Loans (Details) - Schedule of accretable yield, or income expected to be collected - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of accretable yield, or income expected to be collected [Abstract]
Balance at beginning of period	$ 544	$ 634
Accretion of income	(97)	(90)
Balance at end of period	$ 447	$ 544